Guarantor Subsidiaries - Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 370,245	$ 453,452	$ 282,894	$ 321,635	$ 329,628	$ 341,855
Accounts receivable, net of allowances	60,908		58,331
Short term investments	10,000		0
Content library	172,497		177,409
Deferred income taxes	6,991		7,187
Prepaid expenses and other current assets	40,271		29,686
Intercompany receivables	0		0
Total current assets	660,912		555,507
Property and equipment, net	548,629		586,124
Notes receivable	26,633		26,731
Deferred income taxes	3,953		1,373
Goodwill and other intangible assets	340,183		344,063
Other long-term assets	49,184		47,927
Investment in related parties	0		0
Total assets	1,629,494		1,561,725
Current Liabilities:
Accounts payable	177,646		250,588
Accrued payable to retailers	137,227		138,413
Other accrued liabilities	131,245		146,125
Current callable convertible debt	51,105		0
Current portion of long-term debt and other	17,515		15,529
Current portion of capital lease obligations	13,792		13,350
Deferred tax liabilities	0		0
Intercompany payables	0		0
Total current liabilities	528,530		564,005
Long-term debt and other long-term liabilities	510,865		341,179
Capital lease obligations	13,143		15,702
Deferred tax liabilities	52,763		91,751
Total liabilities	1,105,301		1,012,637
Commitments and contingencies
Debt conversion feature	2,630		0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	470,777		504,881
Treasury stock	(353,875)		(293,149)
Retained earnings	408,440		338,979
Accumulated other comprehensive loss	(3,779)		(1,623)
Total stockholders' equity	521,563	504,968	549,088
Total liabilities and stockholders' equity	1,629,494		1,561,725
Reportable Legal Entities | Outerwall Inc.
Current Assets:
Cash and cash equivalents	331,287		242,489	291,136		310,259
Accounts receivable, net of allowances	1,441		887
Short term investments	10,000
Content library	449		1,130
Deferred income taxes	10,544		27,372
Prepaid expenses and other current assets	14,925		11,748
Intercompany receivables	222,140		119,848
Total current assets	590,786		403,474
Property and equipment, net	188,756		188,251
Notes receivable	26,633		26,731
Deferred income taxes	0		0
Goodwill and other intangible assets	252,270		253,395
Other long-term assets	21,641		18,992
Investment in related parties	383,352		90,828
Total assets	1,463,438		981,671
Current Liabilities:
Accounts payable	20,295		21,368
Accrued payable to retailers	80,135		77,266
Other accrued liabilities	49,574		50,314
Current callable convertible debt	51,105
Current portion of long-term debt and other	17,500		15,312
Current portion of capital lease obligations	13,466		13,002
Deferred tax liabilities	0		0
Intercompany payables	137,284		56,473
Total current liabilities	369,359		233,735
Long-term debt and other long-term liabilities	491,850		322,279
Capital lease obligations	12,739		15,180
Deferred tax liabilities	44,625		54,855
Total liabilities	918,573		626,049
Commitments and contingencies
Debt conversion feature	2,630
Stockholders’ Equity:
Preferred stock	0		0
Common stock	541,155		574,842
Treasury stock	(353,875)		(293,149)
Retained earnings	355,990		74,985
Accumulated other comprehensive loss	(1,035)		(1,056)
Total stockholders' equity	542,235		355,622
Total liabilities and stockholders' equity	1,463,438		981,671
Reportable Legal Entities | Combined Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	3,824		0	0		0
Accounts receivable, net of allowances	57,084		56,293
Short term investments	0
Content library	167,880		173,339
Deferred income taxes	0		0
Prepaid expenses and other current assets	24,456		17,504
Intercompany receivables	166,660		76,878
Total current assets	419,904		324,014
Property and equipment, net	325,014		368,620
Notes receivable	0		0
Deferred income taxes	0		0
Goodwill and other intangible assets	87,859		90,614
Other long-term assets	27,528		28,906
Investment in related parties	24,055		24,395
Total assets	884,360		836,549
Current Liabilities:
Accounts payable	154,674		225,463
Accrued payable to retailers	41,396		46,493
Other accrued liabilities	78,821		92,724
Current callable convertible debt	0
Current portion of long-term debt and other	15		217
Current portion of capital lease obligations	0		0
Deferred tax liabilities	3,553		21,084
Intercompany payables	206,087		108,347
Total current liabilities	484,546		494,328
Long-term debt and other long-term liabilities	18,761		18,724
Capital lease obligations	0		0
Deferred tax liabilities	8,105		36,857
Total liabilities	511,412		549,909
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	171,882		145,425
Treasury stock	0		0
Retained earnings	201,066		141,215
Accumulated other comprehensive loss	0		0
Total stockholders' equity	372,948		286,640
Total liabilities and stockholders' equity	884,360		836,549
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	35,134		40,759	31,791		31,766
Accounts receivable, net of allowances	2,383		1,151
Short term investments	0
Content library	4,168		2,940
Deferred income taxes	0		899
Prepaid expenses and other current assets	890		434
Intercompany receivables	4,205		3,581
Total current assets	46,780		49,764
Property and equipment, net	34,859		29,253
Notes receivable	0		0
Deferred income taxes	3,946		1,334
Goodwill and other intangible assets	0		0
Other long-term assets	15		29
Investment in related parties	0		0
Total assets	85,600		80,380
Current Liabilities:
Accounts payable	2,677		4,111
Accrued payable to retailers	15,696		14,654
Other accrued liabilities	2,850		3,087
Current callable convertible debt	0
Current portion of long-term debt and other	0		0
Current portion of capital lease obligations	326		348
Deferred tax liabilities	0		0
Intercompany payables	49,634		35,487
Total current liabilities	71,183		57,687
Long-term debt and other long-term liabilities	254		176
Capital lease obligations	404		522
Deferred tax liabilities	26		0
Total liabilities	71,867		58,385
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	12,444		12,444
Treasury stock	0		0
Retained earnings	4,033		10,118
Accumulated other comprehensive loss	(2,744)		(567)
Total stockholders' equity	13,733		21,995
Total liabilities and stockholders' equity	85,600		80,380
Eliminations
Current Assets:
Cash and cash equivalents	0		(354)	(1,292)		(170)
Accounts receivable, net of allowances	0		0
Short term investments	0
Content library	0		0
Deferred income taxes	(3,553)		(21,084)
Prepaid expenses and other current assets	0		0
Intercompany receivables	(393,005)		(200,307)
Total current assets	(396,558)		(221,745)
Property and equipment, net	0		0
Notes receivable	0		0
Deferred income taxes	7		39
Goodwill and other intangible assets	54		54
Other long-term assets	0		0
Investment in related parties	(407,407)		(115,223)
Total assets	(803,904)		(336,875)
Current Liabilities:
Accounts payable	0		(354)
Accrued payable to retailers	0		0
Other accrued liabilities	0		0
Current callable convertible debt	0
Current portion of long-term debt and other	0		0
Current portion of capital lease obligations	0		0
Deferred tax liabilities	(3,553)		(21,084)
Intercompany payables	(393,005)		(200,307)
Total current liabilities	(396,558)		(221,745)
Long-term debt and other long-term liabilities	0		0
Capital lease obligations	0		0
Deferred tax liabilities	7		39
Total liabilities	(396,551)		(221,706)
Commitments and contingencies
Debt conversion feature	0
Stockholders’ Equity:
Preferred stock	0		0
Common stock	(254,704)		(227,830)
Treasury stock	0		0
Retained earnings	(152,649)		112,661
Accumulated other comprehensive loss	0		0
Total stockholders' equity	(407,353)		(115,169)
Total liabilities and stockholders' equity	$ (803,904)		$ (336,875)